ASSETS HELD FOR SALE	12 Months Ended
Dec. 31, 2017
ASSETS HELD FOR SALE
ASSETS HELD FOR SALE

NOTE 42 — ASSETS HELD FOR SALE

42.1 - Sale of controlling interest in subsidiaries

On November 8, 2017, the Board of the Investment Partnerships Program of the Presidency of the Republic (CPPI) approved the Resolution No. 20 containing the minimum conditions and prices for disposal by Eletrobras of the shares representing its shareholding in Companhia Energética de Alagoas, Companhia Energética do Piauí, Companhia de Electricidade do Acre, Amazonas Distribuidora de Energia S.A., Boa Vista Energia S.A. and Centrais Elétricas de Rondônia S.A.

Eletrobras considered the Technical Pronouncement — IFRS 5 - Non-Current Assets Held for Sale, and evaluated that, as of December 31, 2017, the distributors Companhia Energética do Piauí, Companhia de Eletricidade do Acre, Boa Vista Energia S.A. and Centrais Elétricas de Rondônia S.A. reached the classification criteria as held for sale, however for the distributors Companhia Energética de Alagoas and Amazonas Distribuidora de Energia S.A. there are still conditions that do not yet allow such classification.

This classification of assets held for sale was not considered a discontinued operation, since the Company still has activities not classified as held for sale in the distribution segment with the two distributors mentioned above.

The description of the assets as well as the facts and circumstances that led to the expected sale are described in detail in note 2.IV. The Company emphasizes that it is committed to a sale plan of the subsidiaries and that a consistent program of identification of buyers is already being conducted by Banco Nacional de Desenvolvimento Econômico e Social - BNDES. Therefore, the Company expects the sale to be completed by July 31, 2018.

The main assets and liabilities of the subsidiaries classified as held for sale as of December 31, 2017, are as follows:

	Eletrobras	Cepisa	Ceron	Eletroacre	Boa Vista	Not Held for Sale and Eliminations	Total - Assets and Liabilities Held for Sale
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017
Cash and cash equivalents	—	11,547	18,532	10,401	5,358	—	45,838
Customers	—	682,826	284,384	189,610	123,630	—	1,280,450
Loans and financing	1,482,907	—	—	—	—	—	1,482,907
Taxes and social contributions	—	27,401	29,507	9,704	22,893	—	89,505
Right to Reimbursement	—	19,562	3,963,217	304,530	289,250	(4,421,820)	154,739
Financial asset	—	854,482	1,198,009	429,813	217,846	—	2,700,150
PP&E	—	85,934	69,526	34,040	26,708	—	216,208
Intangible Assets	—	49,066	23,390	14,392	5,712	—	92,560
Other assets	—	617,906	419,517	104,554	113,584	(1,492,039)	(236,478)

Total assets of the subsidiary classified as held for sale	1,482,907	2,348,724	6,006,082	1,097,044	804,981	(5,913,859)	5,825,879

Suppliers	—	203,335	3,415,498	519,003	969,416	(548,881)	4,558,371
Loans and financing	—	2,322,825	1,365,157	508,244	312,254	(3,800,527)	707,953
Taxes and social contributions	—	269,221	77,016	225,606	29,021	—	600,864
Provision for Uncovered Liabilities	4,805,946	—	—	—	—	(4,805,946)	—
Provisions of contingencies	—	169,613	261,876	122,060	61,252	—	614,801
Onerous Contract	—	—	167,257	—	2,876	—	170,133
AFAC	—	346,357	—	77,115	89,975	(513,447)	—
Other liabilities	—	434,648	2,878,215	129,564	121,317	(2,585,196)	978,548

Liabilities of the subsidiary associated with assets classified as held for sale	4,805,946	3,745,999	8,165,019	1,581,592	1,586,111	(12,253,997)	7,630,670

42.2 - Sale of Subsidiary

On November 30, 2016, the Privatization Auction Number 02/2016 of CELG D was conducted in the Securities Exchange of São Paulo - BM&FBOVESPA and the successful bid was that of the company ENEL BRASIL S/A (“Successful Bidder”)

The principal assets and liabilities of the subsidiary CELG D classified as held for sale on
December 31, 2016, are shown below:

12/31/2016
Cash and cash equivalents	76,144
Receivables	988,093
Taxes and social contributions	149,570
Court deposits	212,420
Financial Assets	62,296
Fixed Assets, net	44,983
Intangible Assets, net	2,065,418
Reimbursable Assets - FUNAC	650,065
Other assets	157,224

Total assets of CELG D classified as held for sale	4,406,213

Suppliers	1,467,436
Loans and financing	1,085,476
Taxes and social contributions	277,612
Sector fees	706,039
Retirement benefits	149,698
Provisions for contingencies	669,729
Other liabilities	819,023

Liabilities of CELG D associated with assets classified as held for sale	5,175,013

On February 14, 2017, the agreement for the purchase of CELG D Shares between Eletrobras, Companhia Celg de Participações - CELGPAR and ENEL BRASIL S/A, was signed, disposing of all CELG D shares belonging to Eletrobras for the ENEL BRASIL S/A. Eletrobras received, on this date, the amount of R$ 1,065,266 related to this sale and recognized a gain in income for the year related to the sale of the subsidiary in the amount of R$ 1,524,687.